Securities Act of 1933 Registration No. 002-77169

Investment Company Act of 1940 Registration No. 811-03455

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.  ______

☒ Post-Effective Amendment No.  _66 _

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No.  _66 _

North Carolina Capital Management Trust

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Marc Bryant, Secretary

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 66 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 14th day of September 2017.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
By	/s/Stephanie J. Dorsey
Stephanie J. Dorsey, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stephanie J. Dorsey		President and Treasurer	September 14, 2017
Stephanie J. Dorsey

/s/Howard J. Galligan III		Chief Financial Officer	September 14, 2017
Howard J. Galligan III

/s/Don Haile	*	Trustee	September 14, 2017
Don Haile

/s/Thomas P. Hollowell	*	Trustee	September 14, 2017
Thomas P. Hollowell

/s/Robert A. Litterst	*	Trustee	September 14, 2017
Robert A. Litterst

/s/Arrington H. Mixon	*	Trustee	September 14, 2017
Arrington H. Mixon

/s/Robert L. Powell	*	Trustee	September 14, 2017
Robert L. Powell

*  By: /s/Megan C. Johnson
         Megan C. Johnson, pursuant to a power of attorney dated August 1, 2017 filed herewith.

We, the undersigned Trustees of the North Carolina Capital Management Trust (the “Fund”) hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving the Funds and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after August 1, 2017.

WITNESS our hands on this first day of August, 2017.

/s/Don Haile

Don Haile

/s/Thomas P. Hollowell

Thomas P. Hollowell

/s/Robert A. Litterst

Robert A. Litterst

/s/Arrington H. Mixon

Arrington H. Mixon

/s/Robert L. Powell

Robert L. Powell